Dechert LLP 1900 K Street, N.W. Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax Adam Teufel Partner adam.teufel@dechert.com +1 202 261 3464 Direct +1 202 261 3164 Fax

February 26, 2026

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	PIMCO ETF Trust (the “Trust” or “Registrant”)
(File Nos. 333-155395 and 811-22250)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Trust, that: (i) the forms of the Prospectus and the Statement of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 497, which was filed on February 20, 2026, and (ii) the text of Post-Effective Amendment No. 497 was filed electronically on February 20, 2026.

Please do not hesitate to contact the undersigned at (202) 261-3464 if you have any questions regarding this certification.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel

cc:	Ryan Leshaw
M. Faye Shin
Douglas P. Dick